PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2016	Jan. 02, 2016
U.S.
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 564.2	$ 585.5
Prior service cost (credit)	17.5	18.7
Net amount recognized in accumulated other comprehensive loss	581.7	604.2
Int'l
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	213.6	171.9
Prior service cost (credit)	(4.9)	(4.9)
Net transition obligation	0.2	0.3
Net amount recognized in accumulated other comprehensive loss	208.9	167.3
U.S. Postretirement Health Benefits
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	18.5	20.4
Prior service cost (credit)	(16.4)	(19.6)
Net amount recognized in accumulated other comprehensive loss	$ 2.1	$ 0.8